GAIN ON SALE OF VESSELS - (Realized Gain (Loss) on Disposal of Assets and Termination of Vessels) (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($) vessel
Other Income And Expenses
Net Proceeds	$ 48,308	$ 46,127
Gain (loss) on disposition of vessels and equipment	11,503	4,242
Container Vessel
Other Income And Expenses
Net Proceeds		26,700
Gain (loss) on disposition of vessels and equipment		$ 0
Number Of Vessels Sold Under Finance Lease | vessel		6
SFL Thelon
Other Income And Expenses
Net Proceeds	48,308
Gain (loss) on disposition of vessels and equipment	$ 11,503
Asian Ace
Other Income And Expenses
Net Proceeds		$ 9,453
Gain (loss) on disposition of vessels and equipment		4,340
SFL Yukon
Other Income And Expenses
Net Proceeds		9,974
Gain (loss) on disposition of vessels and equipment		$ (98)